CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Loss	$ (67,795)	$ (94,757)	$ (123,454)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,873	7,786	9,192
Remeasurement of warrants liability	(75)	(154)	(472)
Change in accrued interest on bank deposits	(757)	1,939	(1,051)
Change in marketable securities	(156)	(534)	(409)
Share-based compensation	15,954	19,682	22,320
Capital gain, net	0	(75)	0
Foreign exchange gain, net	(1,502)	(305)	(470)
Change in prepaid expenses and other assets	1,145	(437)	(782)
Change in trade receivables, net	(6,850)	1,352	(5,633)
Change in inventory	240	(37)	2,368
Change in operating lease assets and liabilities, net	3,765	(623)	29
Change in trade payables	(67)	(72)	424
Change in accrued expenses and other liabilities	424	(3,299)	2,578
Change in employees and payroll accruals	305	(746)	333
Change in deferred revenues	1,578	(6,675)	1,974
Net cash used in operating activities	(47,918)	(76,955)	(93,053)
Cash flows from investing activities:
Purchase of property and equipment	(4,250)	(4,412)	(6,579)
Proceeds from sale of machinery	2,915	0	0
Proceeds from sales of property and equipment	3	75	0
Investment in bank deposits	(99,800)	(54,100)	(165,600)
Withdrawal of bank deposits	77,150	127,300	141,500
Investment in restricted deposits	(120)	(122)	(40)
Release of restricted deposits	63	0	0
Investment in marketable securities	(37,628)	(55,493)	(51,678)
Proceeds from sales and maturities of marketable securities	40,273	62,220	83,461
Net cash provided by (used in) investing activities	(21,394)	75,468	1,064
Cash flows from financing activities:
Issuance of ordinary shares and warrants, net of issuance costs	37,289	0	0
Issuance of ordinary shares, net of paid issuance costs	13,339	0	61,400
Proceeds from exercise of shares options	837	224	456
Net cash provided by financing activities	51,465	224	61,856
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,120	308	515
Decrease in cash, cash equivalents and restricted cash	(16,727)	(955)	(29,618)
Cash, cash equivalents and restricted cash at the beginning of the year	25,381	26,336	55,954
Cash, cash equivalents and restricted cash at the end of the year	8,654	25,381	26,336
(1) Cash paid during the year for:
Income taxes	295	232	703
(2) Non-cash transactions:
Purchase of property and equipment	1,264	1,867	831
Reclassification from property and equipment, net to inventory	1,679	0	0
Reclassification of warrants liability to equity	4	0	8
Issuance cost to be paid	67	0	0
Exercise of shares options	0	41	0
Right-of-use assets recognized with corresponding lease liabilities	4,541	0	868
(3) Cash, cash equivalents and restricted cash at the end of the year:
Cash and cash equivalents	8,638	25,365	26,283
Short-term restricted cash	16	16	53
Cash, cash equivalents and restricted cash at the end of the year	$ 8,654	$ 25,381	$ 26,336